General and administrative expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Employee benefits and expenses	SFr 2,097,853	SFr 2,174,543	SFr 1,502,900
Business development	161,985	45,649	72,562
Travel expenses	199,484	158,774	257,454
Administration expenses	2,522,217	2,969,796	2,386,791
Lease expenses	81,277	63,695	59,665
Depreciation tangible assets	69,190	39,475	38,740
Capital tax expenses	18,403	(5,420)	23,458
Total general and administrative expenses	SFr 5,150,409	SFr 5,446,512	SFr 4,341,570